Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
	2020	2019
Trading liabilities	32,709	28,042
Non-trading derivatives	1,629	2,215
Designated at fair value through profit or loss	48,444	47,684
	82,781	77,942

Schedule of trading liabilities by type
Trading liabilities by type
	2020	2019
Equity securities	191	193
Debt securities	577	1,201
Funds on deposit	6,204	5,322
Derivatives	25,737	21,325
	32,709	28,042

Summary of non-trading derivatives by type
Non-trading derivatives

Non-trading derivatives by type
	2020	2019
Derivatives used in:
- fair value hedges	444	873
- cash flow hedges	230	339
- hedges of net investments in foreign operations	98	51
Other non-trading derivatives	857	953
	1,629	2,215

Summary of designated as at fair value through trofit or loss by type
Designated at fair value through profit or loss by type
	2020	2019
Debt securities	6,276	8,053
Funds entrusted	41,911	39,386
Subordinated liabilities	258	246
	48,444	47,684